SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Other than temporary impairment of marketable securities	$ 0	$ 0	$ 0
Gain on sale of marketable securities previously impaired	11	0	172
Reimbursement revenue	362	452	305
Advertising expense	301	220	228
Severance expense	$ 159	$ 221	$ 213
Weighted average number of anti-dilutive shares excluded from the calculation of diluted net earnings	778,545	595,439	515,053
Provision for doubtful accounts	$ 20	$ 0
Bad debt expense	$ 20	$ 0	$ 0